Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS

NOTE 8—INTANGIBLE ASSETS

The following provides a breakdown of identifiable intangible assets as of June 30, 2020 and December 31, 2019:

	June 30, 2020	December 31, 2019
Customer Relationships
Identifiable intangible assets, gross	$783,000	$783,000
Accumulated amortization	(84,393)	(56,023)
Customer relationship identifiable intangible assets, net	698,607	726,977
Marketing Related
Identifiable intangible assets, gross	1,368,000	1,368,000
Accumulated amortization	(338,196)	(201,400)
Marketing related identifiable intangible assets, net	1,029,804	1,166,600
Total Identifiable intangible assets, net	$1,728,411	$1,893,577

In connection with the acquisitions of Goedeker and Neese, the Company identified intangible assets of $2,117,000 and $34,000, respectively, representing trade names and customer relationships. These assets are being amortized on a straight-line basis over their weighted average estimated useful life of 7.8 years and amortization expense amounted to $165,166 and $3,400 for the six months ended June 30, 2020 and 2019, respectively.

As of June 30, 2020, the estimated annual amortization expense for each of the next five fiscal years is as follows:

2020 (remainder)	$165,166
2021	330,332
2022	324,665
2023	323,532
2024	122,132
Thereafter	462,584
Total	$1,728,411

NOTE 8—INTANGIBLE ASSETS

The following provides a breakdown of identifiable intangible assets as of December 31, 2019 and 2018:

	December 31, 2019	December 31, 2018
Customer Relationships
Identifiable intangible assets, gross	$783,000	$34,000
Accumulated amortization	(56,023)	(12,467)
Customer relationship identifiable intangible assets, net	726,977	21,533
Marketing Related
Identifiable intangible assets, gross	1,368,000	-
Accumulated amortization	(201,400)	-
Marketing related identifiable intangible assets, net	1,166,600	-
Total Identifiable intangible assets, net	$1,893,577	$21,533

In connection with the acquisitions of Goedeker and Neese, the Company identified intangible assets of $2,151,000 and $34,000, respectively, representing trade names and customer relationships. These assets are being amortized on a straight-line basis over their weighted average estimated useful life of 4.6 years and amortization expense amounted to $244,956 and $6,800 for the years ended December 31, 2019 and 2018, respectively.

As of December 31, 2019, the estimated annual amortization expense for each of the next five fiscal years is as follows:

2020	$330,332
2021	330,332
2022	324,665
2023	323,532
2024	584,716
Total	$1,893,577